DEBT	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 5. DEBT

Mortgage Note Payable

As of December 31, 2016, the Company’s mortgage note payable consisted of the following:

		Deferred
	Principal	financing		Contractual
	amount	costs, net	Net balance	interest rate	Loan maturity
Accredo/Walgreens loan	$7,266,145	$(152,444)	$7,113,701	3.95%	7/1/2021

Unsecured Credit Facility

On June 7, 2016, the Company, through the Operating Partnership, entered into a credit agreement (the “Unsecured Credit Agreement”) with Pacific Mercantile Bank. Pursuant to the Unsecured Credit Agreement, the Company was provided with a $12,000,000 unsecured credit facility with an interest rate equal to 1% over an independent index which is the highest rate on corporate loans, which had posted by at least 75% of the USA’s thirty (30) largest banks known as The Wall Street Journal Prime Rate as published in the Wall Street Journal (the “Index”), which had an initial rate of 4.5%. Payments under the Unsecured Credit facility are interest only and are due on the 15th day of each month. The unsecured credit facility matures June 15, 2017. As of December 31, 2016, in connection with the Unsecured Credit Agreement, the Company incurred $2,547 of deferred financing costs, of which $1,429 was amortized to interest expense. As of December 31, 2016, there was $10,157,803 outstanding under the unsecured credit facility.

Pursuant to the terms of the mortgage note payable and the Unsecured Credit Facility, the Company and/or the Operating Partnership is subject to certain financial loan covenants. The Company was in compliance with all of its financial debt covenants as of December 31, 2016.

The following summarizes the future principal repayments of the Company’s mortgage notes payable and Unsecured Credit Facility as of December 31, 2016:

	Mortgage Note	Unsecured
	Payable	Credit Facility	Total
2017	$132,180	$10,157,803	$10,289,983
2018	137,496	-	137,496
2019	143,027	-	143,027
2020	148,780	-	148,780
2021	6,704,663	-	6,704,663
Total principal	7,266,146	10,157,803	17,423,949
Deferred financing costs, net	(152,444)	(1,118)	(153,562)
Total	$7,113,702	$10,156,685	$17,270,387

During the year ended December 31, 2016, the Company incurred $395,110 of interest expense. Included in interest expense during the year ended December 31, 2016 was $19,651 of amortization of deferred financing costs. As of December 31, 2016, $26,339 of interest expense was payable.